Average Annual Total Returns - Long-Short Equity Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I 50% MSCI World Index and 50% ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	I 50% MSCI World Index and 50% ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	I 50% MSCI World Index and 50% ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N 50% MSCI World Index and 50% ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	N 50% MSCI World Index and 50% ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	N 50% MSCI World Index and 50% ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 50% MSCI World Index and 50% ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 50% MSCI World Index and 50% ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 50% MSCI World Index and 50% ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	(13.91%)	(1.29%)	4.62%	Jul. 16, 2013	(14.23%)	(2.51%)	2.58%	(8.01%)	(1.18%)	2.92%	8.93%	6.87%	5.66%	(14.17%)	(1.55%)	4.35%	Jul. 16, 2013	8.93%	6.87%	5.66%	(13.77%)	(1.19%)	2.54%	Sep. 02, 2014	8.93%	6.87%	5.22%